Reverse Repurchase Agreements - Non Trading (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 15,319	£ 12,468
Agreements with banks
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	1,949	2,397
Agreements with customers
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 13,370	£ 10,071